Stockholders' Equity (Details) - Schedule of options and warrants granted, exercised, forfeited and outstanding - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity (Details) - Schedule of options and warrants granted, exercised, forfeited and outstanding [Line Items]
Number of Options, Granted		200,000	1,250,000
Warrants [Member]
Stockholders' Equity (Details) - Schedule of options and warrants granted, exercised, forfeited and outstanding [Line Items]
Number of Options, Outstanding		1,382,441	89,996
Weighted Average Exercise Price, Outstanding (in Dollars per share)	$ 5.18	$ 0.01	$ 0.01
Number of Options, Granted	3,382,780	13,419,565	12,452,449
Weighted Average Exercise Price, Granted (in Dollars per share)	$ 3.95	$ 5.78	$ 0.01
Number of Options, Exercised	1,439,230
Weighted Average Exercise Price, Exercised (in Dollars per share)
Number of Options, Forfeited	275,988
Weighted Average Exercise Price, Forfeited (in Dollars per share)
Number of Options, Outstanding		1,480,157	1,542,445
Weighted Average Exercise Price, Outstanding (in Dollars per share)		$ 5.18	$ 0.01
Number of Options, Exercisable	16,469,568	1,480,157	89,996
Number of Options, Available for issuance
Stock Options [Member]
Stockholders' Equity (Details) - Schedule of options and warrants granted, exercised, forfeited and outstanding [Line Items]
Number of Options, Outstanding		1,250,000
Weighted Average Exercise Price, Outstanding (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Number of Options, Granted	1,328,000	200,000	1,250,000
Weighted Average Exercise Price, Granted (in Dollars per share)	$ 0.63	$ 0.01	$ 0.01
Number of Options, Exercised	195,495
Weighted Average Exercise Price, Exercised (in Dollars per share)	$ 0.01
Number of Options, Forfeited	4,505
Weighted Average Exercise Price, Forfeited (in Dollars per share)	$ 0.01
Number of Options, Outstanding		1,450,000	1,250,000
Weighted Average Exercise Price, Outstanding (in Dollars per share)		$ 0.01	$ 0.01
Number of Options, Exercisable	1,250,000	1,450,000	1,250,000
Number of Options, Available for issuance		550,000	750,000